DEBT - Credit Facilities Outstanding (Details) - USD ($)	Mar. 31, 2018	Jan. 31, 2018	Dec. 31, 2017	Mar. 15, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Principal Amount	$ 5,733,013,000		$ 4,693,675,000
Credit facility, Carrying Value	5,690,002,000		4,643,523,000		$ 3,444,790,000
Less: Current portion	53,900,000		42,650,000		33,150,000
Credit facility, noncurrent	$ 5,636,102,000		$ 4,600,873,000		3,411,640,000
CSC Holdings Revolving Credit Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Stated interest rate	0.00%		4.75%
Principal Amount	$ 0		$ 450,000,000
Credit facility, Carrying Value	0		425,488,000		145,013,000
Letters of credit outstanding	115,973,000		115,973,000
Line of credit facility, remaining borrowing capacity	$ 2,184,027,000		1,734,027,000
CSC Holdings Revolving Credit Facility, Portion Due October 9, 2020 | Revolving Credit Facility
Debt Instrument [Line Items]
Principal Amount			$ 20,000,000
CSC Holdings Term Loan Facility | Term Loan
Debt Instrument [Line Items]
Stated interest rate	4.04%		3.74%
Principal Amount	$ 2,977,500,000	$ 1,500,000,000	$ 2,985,000,000	$ 3,000,000,000
Credit facility, Carrying Value	$ 2,960,859,000		$ 2,967,818,000		2,486,874,000
Cequel Revolving Credit Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Stated interest rate	0.00%		0.00%
Principal Amount	$ 0		$ 0
Credit facility, Carrying Value	0		0		0
Letters of credit outstanding	13,500,000		13,500,000
Line of credit facility, remaining borrowing capacity	$ 336,500,000		$ 336,500,000
Cequel Term Loan Facility | Term Loan
Debt Instrument [Line Items]
Stated interest rate	4.13%		3.82%
Principal Amount	$ 1,255,513,000		$ 1,258,675,000
Credit facility, Carrying Value	$ 1,247,318,000		$ 1,250,217,000	$ 812,963,000	$ 812,903,000